Annual Total Returns - Franklin Growth and Income VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Growth and Income VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	16.68%
Annual Return 2011	2.41%
Annual Return 2012	12.23%
Annual Return 2013	29.60%
Annual Return 2014	9.14%
Annual Return 2015	(0.91%)
Annual Return 2016	11.62%
Annual Return 2017	15.85%
Annual Return 2018	(4.58%)
Annual Return 2019	25.66%